Nuveen Preferred & Income Securities Fund
Portfolio of Investments October 31, 2023
(Unaudited)
JPS
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 154.0%  (99.6% of Total Investments)
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 82 .5%
( 53 .3 % of Total Investments) X 1,188,120,328
Banks - 36.6%
$ 45,134 Bank of America Corp 6.125% N/A (b) $ 42,435,896
9,300 Bank of America Corp 6.500% N/A (b) 9,178,007
5,300 Bank of America Corp 6.100% N/A (b) 5,110,121
2,861 Bank of America Corp 8.050% 6/15/27 2,964,145
6,800 Bank of America Corp 4.375% N/A (b) 5,488,287
3,000 Bank of Nova Scotia/The 4.900% N/A (b) 2,737,581
10,550 Bank of Nova Scotia/The 8.625% 10/27/82 10,320,486
5,600 Citigroup Inc 7.625% N/A (b) 5,392,482
4,520 Citigroup Inc 7.375% N/A (b) 4,311,084
27,500 Citigroup Inc 3.875% N/A (b) 23,056,421
8,500 Citigroup Inc 4.150% N/A (b) 6,618,223
19,799 Citigroup Inc 4.000% N/A (b) 16,999,087
3,976 Citizens Financial Group Inc 5.650% N/A (b) 3,438,756
7,500 Citizens Financial Group Inc 4.000% N/A (b) 5,106,517
3,400 Citizens Financial Group Inc 6.375% N/A (b) 2,764,717
14,000 CoBank ACB 6.250% N/A (b) 13,192,940
5,000 CoBank ACB 6.450% N/A (b) 4,644,692
6,100 (c) Corestates Capital III (TSFR3M reference rate + 0.832%
spread), 144A
6.196% 2/15/27 5,783,184
2,000 (c) First Maryland Capital I (TSFR3M reference rate + 1.262%
spread)
6.655% 1/15/27 1,810,670
30,000 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (b) 36,205,830
8,000 HSBC Capital Funding Dollar 1 LP, Reg S 10.176% N/A (b) 9,654,888
11,000 (d) Huntington Bancshares Inc/OH 5.625% N/A (b) 8,554,172
25,000 (d) Huntington Bancshares Inc/OH 4.450% N/A (b) 18,655,860
4,000 (d) JPMorgan Chase & Co 6.100% N/A (b) 3,945,499
2,000 (d) JPMorgan Chase & Co 3.650% N/A (b) 1,734,948
33,990 JPMorgan Chase & Co 6.750% N/A (b) 33,964,198
8,000 KeyCorp Capital III 7.750% 7/15/29 7,101,039
4,300 (d) M&T Bank Corp 3.500% N/A (b) 2,875,442
16,325 PNC Financial Services Group Inc/The 6.200% N/A (b) 14,524,114
25,500 PNC Financial Services Group Inc/The 6.250% N/A (b) 20,986,520
6,200 (d) PNC Financial Services Group Inc/The 3.400% N/A (b) 4,461,157
3,000 (d) PNC Financial Services Group Inc/The 6.000% N/A (b) 2,514,780
2,000 (d) Regions Financial Corp 5.750% N/A (b) 1,834,593
24,100 Standard Chartered PLC, 144A 7.014% N/A (b) 22,116,710
32,700 (d) Toronto-Dominion Bank/The 8.125% 10/31/82 32,080,731
36,386 Truist Financial Corp 4.800% N/A (b) 29,818,778
35,900 Truist Financial Corp 4.950% N/A (b) 32,559,117
22,580 Wells Fargo & Co 7.950% 11/15/29 23,816,494
47,650 (d) Wells Fargo & Co 3.900% N/A (b) 41,272,524
6,723 Wells Fargo & Co 5.875% N/A (b) 6,531,761
Total Banks 526,562,451
Capital Goods - 0.3%
5,700 (d) Stanley Black & Decker Inc 4.000% 3/15/60 4,678,876
Total Capital Goods 4,678,876
Energy - 3.4%
5,900 (d) BP Capital Markets PLC 4.375% N/A (b) 5,601,396
16,000 Enbridge Inc 5.750% 7/15/80 13,336,872
13,300 Enbridge Inc 7.625% 1/15/83 11,896,066
16,805 (d) Enterprise Products Operating LLC 5.250% 8/16/77 14,422,417

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

JPS
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Energy (continued)
$ 4,560 (d) Transcanada Trust 5.600% 3/07/82 $ 3,519,509
Total Energy 48,776,260
Financial Services - 16.9%
8,500 Ally Financial Inc 4.700% N/A (b) 5,517,339
7,400 Ally Financial Inc 4.700% N/A (b) 4,320,192
40,908 American Express Co 3.550% N/A (b) 32,112,780
35,600 Bank of New York Mellon Corp/The 3.750% N/A (b) 27,554,617
17,533 Bank of New York Mellon Corp/The 4.700% N/A (b) 16,594,474
10,000 Bank of New York Mellon Corp/The 3.700% N/A (b) 8,602,539
13,400 Capital One Financial Corp 3.950% N/A (b) 9,326,136
33,705 Charles Schwab Corp/The 5.375% N/A (b) 32,004,856
38,550 Charles Schwab Corp/The 4.000% N/A (b) 30,596,019
3,989 Corebridge Financial Inc 6.875% 12/15/52 3,685,288
7,500 Depository Trust & Clearing Corp/The, 144A 3.375% N/A (b) 5,554,423
10,000 Discover Financial Services 6.125% N/A (b) 9,234,135
7,600 Goldman Sachs Group Inc/The 4.950% N/A (b) 6,999,225
20,500 Goldman Sachs Group Inc/The 3.650% N/A (b) 15,886,502
12,000 Goldman Sachs Group Inc/The 5.500% N/A (b) 11,701,466
12,800 (d) Scentre Group Trust 2, 144A 4.750% 9/24/80 11,492,108
12,700 Voya Financial Inc 7.748% N/A (b) 12,468,668
Total Financial Services 243,650,767
Food, Beverage & Tobacco - 0.4%
6,705 Dairy Farmers of America Inc, 144A 7.125% N/A (b) 6,034,500
Total Food, Beverage & Tobacco 6,034,500
Insurance - 16.4%
3,598 (d) ACE Capital Trust II 9.700% 4/01/30 4,122,239
10,500 Allianz SE, 144A 3.500% N/A (b) 8,635,960
12,400 Allianz SE , Reg S 3.500% N/A (b) 10,198,658
7,200 (d) American International Group Inc 5.750% 4/01/48 6,551,636
2,299 Aon Corp 8.205% 1/01/27 2,411,166
6,210 Argentum Netherlands BV for Swiss Re Ltd , Reg S 5.750% 8/15/50 5,962,221
2,100 Argentum Netherlands BV for Swiss Re Ltd , Reg S 5.625% 8/15/52 1,958,250
1,550 Cloverie PLC for Zurich Insurance Co Ltd , Reg S 5.625% 6/24/46 1,484,125
7,900 Legal & General Group PLC , Reg S 5.250% 3/21/47 7,248,250
5,000 Liberty Mutual Group Inc, 144A 4.125% 12/15/51 3,969,551
29,600 MetLife Capital Trust IV, 144A 7.875% 12/15/37 30,140,555
3,000 (d) MetLife Inc 10.750% 8/01/39 3,786,444
11,300 MetLife Inc 3.850% N/A (b) 10,273,940
36,531 (d) MetLife Inc, 144A 9.250% 4/08/38 39,568,918
41,904 (d) Nationwide Financial Services Inc 6.750% 5/15/37 37,888,817
20,600 (d) Nippon Life Insurance Co, 144A 2.750% 1/21/51 15,817,090
6,500 Prudential Financial Inc 3.700% 10/01/50 5,121,106
3,000 Prudential Financial Inc 6.000% 9/01/52 2,683,691
14,900 (d) Sumitomo Life Insurance Co, 144A 3.375% 4/15/81 12,049,608
8,700 Willow No 2 Ireland PLC for Zurich Insurance Co Ltd , Reg S 4.250% 10/01/45 8,008,350
23,794 Zurich Finance Ireland Designated Activity Co , Reg S 3.000% 4/19/51 17,697,263
Total Insurance 235,577,838
Telecommunication Services - 1.1%
16,516 Vodafone Group PLC 7.000% 4/04/79 15,969,682
Total Telecommunication Services 15,969,682
Transportation - 0.6%
9,500 BNSF Funding Trust I 6.613% 12/15/55 9,151,550
Total Transportation 9,151,550

Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Utilities - 6.8%
$ 500 Algonquin Power & Utilities Corp 4.750% 1/18/82 $ 394,720
8,500 American Electric Power Co Inc 3.875% 2/15/62 6,675,257
16,200 CMS Energy Corp 3.750% 12/01/50 11,662,127
42,533 Dominion Energy Inc 4.650% N/A (b) 38,626,991
3,233 Dominion Energy Inc 4.350% N/A (b) 2,630,532
35,149 Duke Energy Corp 4.875% N/A (b) 34,010,984
2,000 Duke Energy Corp 3.250% 1/15/82 1,436,832
2,500 Southern Co/The 4.000% 1/15/51 2,280,961
Total Utilities 97,718,404
Total $1,000 Par (or similar) Institutional Preferred
(cost $1,346,306,779) 1,188,120,328
Principal
Amount (000) Description (a) ,(e) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 52 .0% ( 33 .6 % of Total
Investments) X 748,874,459
Banks - 45.1%
$ 2,800 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (b) $ 2,716,560
11,800 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (b) 9,370,464
15,600 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (b) 15,042,316
17,800 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (b) 16,769,704
8,800 Banco Santander SA 4.750% N/A (b) 6,328,348
22,800 Banco Santander SA , Reg S 7.500% N/A (b) 22,092,562
26,000 Barclays PLC 8.000% N/A (b) 25,429,152
9,900 BNP Paribas SA, 144A 9.250% N/A (b) 10,063,241
13,000 BNP Paribas SA, 144A 8.500% N/A (b) 12,456,453
5,500 BNP Paribas SA, 144A 7.000% N/A (b) 4,906,423
10,000 BNP Paribas SA , Reg S 7.375% N/A (b) 9,741,873
2,500 BNP Paribas SA, 144A 7.750% N/A (b) 2,317,933
38,585 BNP Paribas SA, 144A 7.375% N/A (b) 37,589,017
26,000 BNP Paribas SA, 144A 4.625% N/A (b) 20,502,412
2,000 Credit Agricole SA, 144A 4.750% N/A (b) 1,480,413
4,466 Credit Agricole SA , Reg S 8.125% N/A (b) 4,410,175
31,550 Credit Agricole SA, 144A 8.125% N/A (b) 31,155,625
19,653 Credit Agricole SA, 144A 7.875% N/A (b) 19,554,735
5,000 Danske Bank A/S , Reg S 4.375% N/A (b) 4,269,860
11,588 Danske Bank A/S , Reg S 6.125% N/A (b) 11,399,695
10,500 Danske Bank A/S , Reg S 7.000% N/A (b) 10,030,848
33,192 DNB Bank ASA , Reg S 4.875% N/A (b) 31,691,731
4,900 HSBC Holdings PLC 8.000% N/A (b) 4,808,125
3,000 (d) HSBC Holdings PLC 4.600% N/A (b) 2,169,026
1,600 HSBC Holdings PLC 6.000% N/A (b) 1,393,544
10,000 ING Groep NV 5.750% N/A (b) 8,795,450
26,700 ING Groep NV 6.500% N/A (b) 24,981,846
9,600 Intesa Sanpaolo SpA, 144A 7.700% N/A (b) 8,965,142
48,428 Lloyds Banking Group PLC 7.500% N/A (b) 47,196,551
8,500 Lloyds Banking Group PLC 8.000% N/A (b) 7,463,910
3,000 Lloyds Banking Group PLC 7.500% N/A (b) 2,783,400
4,500 (d) Lloyds Banking Group PLC 6.750% N/A (b) 4,147,753
5,075 Macquarie Bank Ltd/London, 144A 6.125% N/A (b) 4,492,050
14,250 NatWest Group PLC 8.000% N/A (b) 13,833,829
17,000 NatWest Group PLC 6.000% N/A (b) 15,573,844
5,000 (d) NatWest Group PLC 4.600% N/A (b) 3,225,390
35,090 (d) Nordea Bank Abp, 144A 6.125% N/A (b) 33,939,785
18,988 Nordea Bank Abp , Reg S 6.125% N/A (b) 18,365,592
26,400 Nordea Bank Abp, 144A 6.625% N/A (b) 24,680,148
10,000 Skandinaviska Enskilda Banken AB , Reg S 5.125% N/A (b) 9,425,903

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

JPS
Principal
Amount (000) Description (a),(e) Coupon Maturity Value
Banks (continued)
$ 9,000 Societe Generale SA , Reg S 7.875% N/A (b) $ 8,917,507
4,550 Societe Generale SA, 144A 5.375% N/A (b) 3,263,288
73,300 Societe Generale SA, 144A 8.000% N/A (b) 71,795,921
7,200 Svenska Handelsbanken AB , Reg S 4.375% N/A (b) 6,202,818
15,000 UniCredit SpA , Reg S 8.000% N/A (b) 14,775,000
Total Banks 650,515,362
Financial Services - 6.9%
35,300 UBS Group AG , Reg S 6.875% N/A (b) 33,211,652
25,000 (d) UBS Group AG, 144A 3.875% N/A (b) 20,340,673
24,000 UBS Group AG, 144A 4.875% N/A (b) 19,736,952
10,800 UBS Group AG , Reg S 5.125% N/A (b) 9,596,070
10,000 (d) UBS Group AG , Reg S 3.875% N/A (b) 8,136,021
7,400 UBS Group AG, 144A 7.000% N/A (b) 7,337,729
Total Financial Services 98,359,097
Total Contingent Capital Securities
(cost $819,085,234) 748,874,459
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 12 .6% ( 8 .2 % of Total
Investments) X 181,905,780
Banks - 2.7%
18,682 Associated Banc-Corp 5.625% $ 312,176
17,741 Bank of America Corp 5.375% 366,529
1,327 Bank of America Corp 5.000% 25,744
325,947 Citigroup Inc 6.875% 8,269,275
53,000 CoBank ACB 6.200% 5,117,150
64,366 Fifth Third Bancorp 6.625% 1,568,600
50,000 Fifth Third Bancorp 4.950% 957,500
61,023 Fulton Financial Corp 5.125% 931,211
11,474 JPMorgan Chase & Co 5.750% 262,525
679,293 KeyCorp 6.125% 12,125,380
189,461 (d) KeyCorp 6.200% 3,165,893
188,700 (d) Regions Financial Corp 5.700% 3,368,295
16,839 Regions Financial Corp 4.450% 248,880
72,519 Truist Financial Corp 4.750% 1,293,014
30,000 Wells Fargo & Co 4.700% 530,100
Total Banks 38,542,272
Equity Real Estate Investment Trusts (Reits) - 1.9%
1,530 Digital Realty Trust Inc 5.250% 29,590
9,405 Digital Realty Trust Inc 5.200% 183,209
5,424 Kimco Realty Corp 5.125% 104,141
30,311 Kimco Realty Corp 5.250% 606,523
85,281 Prologis Inc 8.540% 4,639,286
164,995 (d) Public Storage 4.750% 3,083,757
137,960 Public Storage 4.000% 2,175,629
112,196 Public Storage 4.125% 1,841,136
49,813 Public Storage 4.100% 804,480
3,000 Public Storage 5.150% 63,330
29,932 Public Storage 3.875% 456,463
18,628 Public Storage 3.950% 287,803
14,377 Public Storage 4.700% 264,681
203,213 Public Storage 5.600% 4,509,296
7,735 Public Storage 3.900% 119,506
196,121 Public Storage 4.625% 3,628,239
304,180 Public Storage 4.000% 4,803,002
Total Equity Real Estate Investment Trusts (Reits) 27,600,071

Shares   Description (a) Coupon Value
Financial Services - 3.3%
173,947 Affiliated Managers Group Inc 4.750% $ 2,840,554
142,027 Affiliated Managers Group Inc 5.875% 2,814,975
112,294 Affiliated Managers Group Inc 4.200% 1,722,590
105,300 AgriBank FCB 6.875% 10,530,000
131,816 Capital One Financial Corp 4.800% 2,073,466
62,097 Capital One Financial Corp 5.000% 1,011,560
35,878 Capital One Financial Corp 4.250% 508,750
248,158 Equitable Holdings Inc 5.250% 4,474,289
145,721 Equitable Holdings Inc 4.300% 2,098,382
604,790 Morgan Stanley 5.850% 13,220,709
79,774 Northern Trust Corp 4.700% 1,547,616
66,696 State Street Corp 5.900% 1,677,404
24,793 State Street Corp 5.350% 542,223
90,061 Stifel Financial Corp 4.500% 1,395,045
5,077 Stifel Financial Corp 5.200% 95,448
54,092 (d) Voya Financial Inc 5.350% 1,119,164
Total Financial Services 47,672,175
Food, Beverage & Tobacco - 0.2%
32,500 Dairy Farmers of America Inc, 144A 7.875% 2,916,875
Total Food, Beverage & Tobacco 2,916,875
Insurance - 1.5%
297,806 Allstate Corp/The 8.820% 7,674,461
4,200 Allstate Corp/The 7.375% 108,234
4,824 American Financial Group Inc/OH 5.125% 92,187
83,695 American Financial Group Inc/OH 5.875% 1,855,518
68,848 American Financial Group Inc/OH 5.625% 1,428,596
18,319 American Financial Group Inc/OH 4.500% 313,438
21,825 American International Group Inc 5.850% 488,880
13,179 Arch Capital Group Ltd 4.550% 227,997
34,439 Arch Capital Group Ltd 5.450% 702,900
1,986 Assurant Inc 5.250% 37,178
985 Globe Life Inc 4.250% 17,218
3,839 Hartford Financial Services Group Inc/The 6.000% 87,721
56,568 MetLife Inc 4.750% 1,059,519
152,845 (d) Prudential Financial Inc 5.950% 3,685,093
2,847 Prudential Financial Inc 4.125% 50,961
79,019 Reinsurance Group of America Inc 7.125% 2,014,984
9,763 RenaissanceRe Holdings Ltd 5.750% 210,197
40,000 RenaissanceRe Holdings Ltd 4.200% 617,200
20,000 W R Berkley Corp 4.125% 320,400
41,233 W R Berkley Corp 4.250% 737,658
8,091 W R Berkley Corp 5.100% 157,694
17,555 W R Berkley Corp 5.700% 385,683
Total Insurance 22,273,717
Telecommunication Services - 0.8%
578,314 AT&T Inc 4.750% 10,004,832
19,067 AT&T Inc 5.350% 399,454
20,680 AT&T Inc 5.000% 384,855
5,341 AT&T Inc 5.625% 117,502
Total Telecommunication Services 10,906,643
Utilities - 2.2%
150,000 Algonquin Power & Utilities Corp 6.200% 3,688,500
2,126 CMS Energy Corp 5.625% 45,687
8,518 CMS Energy Corp 4.200% 154,176
17,738 CMS Energy Corp 5.875% 393,961
69,380 CMS Energy Corp 5.875% 1,529,829

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

JPS
Shares   Description (a) Coupon Value
Utilities (continued)
74,168 DTE Energy Co 4.375% $ 1,309,065
281,710 DTE Energy Co 5.250% 6,051,131
101,578 DTE Energy Co 4.375% 1,819,262
153,939 Duke Energy Corp 5.750% 3,531,361
3,028 Duke Energy Corp 5.625% 66,828
57,794 Entergy Arkansas LLC 4.875% 1,169,173
11,221 Entergy Louisiana LLC 4.875% 228,908
5,793 Entergy Mississippi LLC 4.900% 118,525
16,000 Entergy Texas Inc 5.375% 344,000
204,489 NextEra Energy Capital Holdings Inc 5.650% 4,535,566
5,856 NiSource Inc 6.500% 146,400
86,891 Southern Co/The 5.250% 1,859,467
56,928 Southern Co/The 4.200% 1,024,704
196,322 Southern Co/The 4.950% 3,977,484
Total Utilities 31,994,027
Total $25 Par (or similar) Retail Preferred
(cost $219,066,475) 181,905,780
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 4 .9% ( 3 .2 % of Total Investments) X 71,226,875
Banks - 0.7%
$ 7,000 (c) Citizens Financial Group Inc (TSFR3M reference rate +
3.265% spread)
8.687% 1/07/72 $ 5,948,772
3,600 (d) JPMorgan Chase & Co 8.750% 9/01/30 4,062,874
Total Banks 10,011,646
Energy - 0.2%
1,900 Enbridge Inc 8.250% 1/15/84 1,821,297
1,900 Enbridge Inc 8.500% 1/15/84 1,820,138
Total Energy 3,641,435
Equity Real Estate Investment Trusts (REITs) - 0.9%
16,100 Scentre Group Trust 2, 144A 5.125% 9/24/80 13,273,622
Total Equity Real Estate Investment Trusts (REITs) 13,273,622
Financial Services - 0.0%
2,000 Credit Suisse Group AG 7.500% 6/11/72 210,000
Total Financial Services 210,000
Insurance - 3.1%
30,860 Liberty Mutual Group Inc, 144A 7.800% 3/15/37 29,668,119
6,150 (d) Liberty Mutual Insurance Co, 144A 7.697% 10/15/97 5,750,178
2,000 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Reg S
5.875% 5/23/42 1,893,104
1,000 Nippon Life Insurance Co, 144A 2.900% 9/16/51 759,539
8,000 Zurich Finance Ireland Designated Activity Co , Reg S 3.500% 5/02/52 6,019,232
Total Insurance 44,090,172
Total Corporate Bonds
(cost $82,699,826) 71,226,875

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
Shares Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 1 .3% ( 0 .8 % of Total
Investments) X 18,781,895
Banks - 1.3%
5,849 Bank of America Corp 7.250% $ 6,160,167
11,949 Wells Fargo & Co 7.500% 12,621,728
Total Banks 18,781,895
Total Convertible Preferred Securities
(cost $24,885,225) 18,781,895
Shares Description (a) Value
–
INVESTMENT COMPANIES - 0 .7% ( 0 .5 % of Total Investments) X 10,155,724
427,177 BlackRock Credit Allocation Income Trust $ 3,938,572
518,096 John Hancock Preferred Income Fund III 6,217,152
Total Investment Companies
(cost $18,471,992) 10,155,724
Total Long-Term Investments
(cost $2,510,515,531) 2,219,065,061
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.6% (0.4% of Total Investments)
–
REPURCHASE AGREEMENTS - 0 .6% ( 0 .4 % of Total Investments) X 8,201,931
$ 8,202 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/2023,repurchase price
$8,202,295, collateralized by $10,452,700, U.S. Treasury
Bond, 1.875%, due 02/15/2032, value $8,366,012
5.280% 11/01/23 $ 8,201,931
Total Repurchase Agreements
(cost $8,201,931) 8,201,931
Total Short-Term Investments
(cost $8,201,931) 8,201,931
Total Investments (cost $ 2,518,717,462 ) - 154 .6% 2,227,266,992
Borrowings - (37.2)% (f),(g) (536,300,000)
TFP Shares, Net - (18.7)%(h) (270,000,000)
Other Assets & Liabilities, Net -  1.3% 20,015,279
Net Assets Applicable to Common Shares - 100% $ 1,440,982,271
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (i)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley $ 521,000,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 25,278,956 $ 25,278,957
Morgan Stanley 90,000,000 Receive
1-Month
LIBOR 2.364% Monthly 7/01/19 7/01/26 7/01/28 5,225,163 5,225,163
Total $ 30,504,120

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

JPS
maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 1,188,120,328 $ – $ 1,188,120,328
Contingent Capital Securities – 748,874,459 – 748,874,459
$25 Par (or similar) Retail Preferred 158,702,469 23,203,311 – 181,905,780
Corporate Bonds – 71,226,875 – 71,226,875
Convertible Preferred Securities 18,781,895 – – 18,781,895
Investment Companies 10,155,724 – – 10,155,724
Short-Term Investments:
Repurchase Agreements – 8,201,931 – 8,201,931
Investments in Derivatives:
Interest Rate Swaps* – 30,504,120 – 30,504,120
Total
$ 187,640,088 $ 2,070,131,024 $ – $ 2,257,771,112
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Perpetual security. Maturity date is not applicable.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $304,664,389 have been pledged as collateral for reverse repurchase agreements.
(e) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(f) Borrowings as a percentage of Total Investments is 24.1%.
(g) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,597,899,221 have been pledged as collateral for borrowings.
(h) TFP Shares, Net as a percentage of Total Investments is 12.1%.
(i) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
TSFR
3M CME Term SOFR 3 Month